Travel accounts payable	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Travel accounts payable	Travel accounts payable
Travel accounts payable consist of the following:

	As of December 31, 2023	As of December 31, 2022
Hotels and other travel providers	$253,092	$200,006
Canceled reservations pending payment to travelers	44,504	44,657
Airlines	49,654	36,070
Other suppliers	8,137	6,693
Total travel accounts payable	$355,387	$287,426